Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011		Oct. 31, 2010
Accounts Receivable [Abstract]
Trade accounts receivable	$ 37,203		$ 33,615
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,966	[1]	6,939	[1]
Accounts receivable, gross	39,169		40,554
Allowance for doubtful accounts	(170)		(83)
Accounts receivable	38,999		40,471
Sale of Central Labs Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	0		3,100
Sale of Early Stage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 0		$ 1,900

[1]	As of October 31, 2011, other receivables include a $nil (October 31, 2010 - $3.1 million) receivable related to the sale of Central Labs and $nil (October 31, 2010 - $1.9 million) for the TSA and other sale related transactions associated with the sale of Early Stage.